Liabilities related to business combinations and to non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests

Movements in liabilities related to business combinations and to non-controlling interests are shown below:

(€ million)	Liabilities related to non-controlling interests(a)	CVRs issued in connection with the acquisition of Genzyme(b)	Bayer contingent consideration arising from the acquisition of Genzyme	MSD contingent consideration (European Vaccines business)	Other	Total(c)
Balance at January 1, 2016	181	24	1,040	—	6	1,251

New transactions	—	—	—	354	—	354
Payments made	—	—	(137)	—	(3)	(140)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(d)	—	58	78	—	(1)	135
Other movements	(58)	—	—	—	—	(58)
Currency translation differences	—	3	32	—	(1)	34

Balance at December 31, 2016	123	85	1,013	354	1	1,576

New transactions(e)	—	—	—	—	85	85
Payments made	—	—	(165)	—	(61)	(226)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(d)	—	1	(28)	71	(1)	43
Other movements	(28)	—	—	—	57	29
Currency translation differences	(3)	(11)	(119)	(5)	—	(138)

Balance at December 31, 2017	92	75	701	420	81	1,369

New transactions(f)	—	—	—	—	228	228
Payments made	(70)	—	(147)	(57)	(55)	(329)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(d)	—	19	(109)	50	3	(37)
Other movements	—	—	—	—	24	24
Currency translation differences	—	5	27	(3)	20	49

Balance at December 31, 2018	22	99	472	410	301	1,304

(a)

Includes put options granted to non-controlling interests as of December 31, 2016 and 2017, and commitment to future buyout of non-controlling interests held by BMS. The payment relating to that buyout had been made as of December 31, 2018 (see Note C.2.).

(b)	Based on the quoted market price per CVR of $0.48 as of December 31, 2018, and $0.38 as of December 31, 2017 and 2016.
(c)

Portion due after more than one year: €963 million as of December 31, 2018 (€1,026 million as of December 31, 2017 and €1,378 million as of December 31, 2016); portion due within less than one year: €341 million as of December 31, 2018 (€343 million as of December 31, 2017 and €198 million as of December 31, 2016).

(d)	Amounts reported within the income statement line item Fair value remeasurement of contingent consideration, and mainly comprising unrealized gains and losses.
(e)	Includes two potential payments of €42 million each relating to the acquisition of Protein Sciences, contingent on the attainment of specified performance criteria subsequent to the acquisition date.
(f)	Includes €226 million for contingent consideration liabilities in favor of True North Therapeutics and €2 million of liabilities owed to Bioverativ employees at the acquisition date.

Summary of Maximum Amount of Contingent Consideration Payable and Firm Commitments to Buy Out Non-Controlling Interests

The table below sets forth the maximum amount of contingent consideration payable and firm commitments to buy out non-controlling interests:

December 31, 2018		Payments due by period
(€ million)	Total	Less than 1 year	From 1 to 3 years	From 3 to 5 years	More than 5 years
Commitments relating to contingent consideration in connection with business combinations (a)	3,638	313	2,840	331	154

(a)	Includes €0.4 billion for the Bayer contingent consideration and €2.3 billion for the CVRs issued in connection with the acquisition of Genzyme.